Finance Receivables and Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	8 years
Equipment Leased to Customers
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 80,186	¥ 75,391
Accumulated depreciation on property, plant and equipment lease	¥ 58,433	¥ 54,791